Income Taxes Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Current expense (benefit):
Federal	$ (292)		$ 321		$ 51
State	(51)		86		(1)
Total	(343)		407		50
Deferred expense (benefit):
Federal	272		(53)		(14)
State	(29)		3		57
Total	243		(50)		43
Total income tax expense (benefit) from continuing operations	$ (100)	[1]	$ 357	[1]	$ 93

[1]	Includes ETE and its subsidiaries that are classified as pass-through entities for federal income tax purposes, as well as corporate subsidiaries.